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                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2




READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1.    Name and address of issuer:
      Hartford Life and Annuity Insurance Company Separate Account Six P.O. Box 2999
      Hartford, CT 06104-2199

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):       / /

3.    Investment Company Act File Number: 811-8860

      Securities Act File Number: 33-86330

4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2001

4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

4(c). / / Check box if this is the last time the issuer will be filing this
      Form.
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5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold
      during the fiscal year pursuant to
      section 24(f):                                                $ 26,448,171

(ii)  Aggregate price of securities redeemed
      or repurchased during the fiscal year:      $ 46,025,038

iii)  Aggregate price of securities redeemed
      or repurchased during any PRIOR fiscal
      year ending no earlier than October 11,
      1995 that were not previously used to
      reduce registration fees payable to the
      Commission                                  $ 18,006,474

(iv)  Total available redemption credits [add
      Items 5(ii) and 5(iii)]:                                      $ 64,031,512

(v)   Net sales -- if Item 5(i) is greater
      than Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:                                              $          0

(vi)  Redemption credits available for use in
      future years -- if Item 5(i) is less
      than Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:                            $(37,583,341)

vii)  Multiplier for determining registration
      fee (See Instruction C.9):                                         .000092

(viii) Registration fee due [multiply Item
      5(v) by Item 5(vii)] (enter "0" if no                     X
      fee is due):                                              =   $          0

6.    Prepaid Shares

      If the response to Item 5(i) was
      determined by deducting an amount of
      securities that were registered under
      the Securities Act of 1933 pursuant to
      rule 24e-2 as in effect before October
      11, 1997, then report the amount of
      securities (number of shares or other
      units) deducted here: _______________.
      If there is a number of shares or other
      units that were registered pursuant to
      rule 24e-2 remaining unsold at the end
      of the fiscal year for which this form
      is filed that are available for use by
      the issuer in future fiscal years, then
      state that number here: _______________.

7.    Interest due -- if this Form is being
      filed more than 90 days after the end
      of the issuer's fiscal year (see
      Instruction D):
                                                                +   $

8.    Total of the amount of the registration
      fee due plus any interest due [line
      5(viii) plus line 7]:
                                                                =   $          0

9.    Date the registration fee and any
      interest payment was sent to the
      Commission's lockbox depository: March
      18, 2002

      Method of Delivery:

           /X/   Wire Transfer
           / /   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)*  /s/ Douglas G. Boains
                                  -------------------------
                                  Douglas G. Boains
                                  Assistant Director

       Date: March 18, 2002


*Please print the name and title of the signing officer below the signature.